TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of valuation allowances
Balance at beginning of year	¥ 589	¥ 482	¥ 238
Changes in current year	303	107	244
Balance at end of year	892	589	¥ 482
Net operating tax loss carry forwards	6,900
Unrecognized tax benefit and accrual	¥ 0	¥ 0